Recently issued accounting standards (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2020
Accounting change
Retained Earnings (Accumulated Deficit)	SFr 32,834	SFr 30,634
Accumulated Other Comprehensive Income (Loss), Net of Tax	(23,150)	(20,269)
Net revenues	22,389	22,484	SFr 20,920
Total operating expenses	17,826	17,440	17,303
Compensation and benefits	9,890	10,036	9,620
General and administrative expenses	6,523	6,128	5,798
Assets and Liabilities, Lessee [Abstract]
Operating Lease, Liability	2,759	3,213
Accounting Standards Update 2016-13 [Member]
Accounting change
Retained Earnings (Accumulated Deficit)				SFr (132)
Accounting Standards Update 2016-13 [Member] | Revision of Prior Period, Accounting Standards Update, Adjustment [Member]
Accounting change
Net Assets				(163)
Accounting Standards Update 2018-13 [Member] | Adjustments for New Accounting Principle, Early Adoption [Member]
Accounting change
Retained Earnings (Accumulated Deficit)				SFr 0
Bank
Accounting change
Retained Earnings (Accumulated Deficit)	15,871	13,492
Accumulated Other Comprehensive Income (Loss), Net of Tax	(20,239)	(17,546)
Net revenues	22,503	22,686	20,820
Total operating expenses	18,200	17,969	17,719
Compensation and benefits	8,860	9,105	8,864
General and administrative expenses	7,962	7,588	SFr 7,068
Assets and Liabilities, Lessee [Abstract]
Operating Lease, Right-of-Use Asset	1,855	2,240
Operating Lease, Liability	SFr 1,981	SFr 2,388